UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number : 811-21836

Index Funds

(Exact name of registrant as specified in charter)

737 Bishop Street

Honolulu, HI 96813

(Address of principal executive offices) (Zip code)

Michael G. Willis

737 Bishop Street

Mauka Tower, Suite 2850

Honolulu, HI 96813

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-808-600-5366

Date of fiscal year end: March 31

Date of reporting period: September 30, 2021

Item 1. Reports to Stockholders.

(a)

INDEX
S&P 500® Equal Weight

INDEX FUNDS S&P 500® EQUAL WEIGHT INDEX

INDEXFUNDS

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2021

NO LOAD SHARES (**INDEX**)

INDEX FUNDS S&P 500® EQUAL WEIGHT

TABLE OF CONTENTS

Shareholder Letter	1

Investment Results	3

Portfolio Illustration	4

Schedule of Investments	6

Statement of Assets and Liabilities	12

Statement of Operations	13

Statements of Changes in Net Assets	14

Financial Highlights	15

Notes to Financial Statements	16

Liquidity Risk Management Program	21

Summary of Fund Expenses	22

Additional Information	23

Privacy Policy	24

Index Funds S&P 500® Equal Weight	Shareholder Letter
September 30, 2021 (Unaudited)

Dear Shareholders,

Discussion of the Fund:

The Index Funds S&P 500® Equal Weight (the “Fund”) is a “no-load” index fund with no commissions and no 12b-1 fee. The Fund’s ticker symbol is INDEX. The Fund portfolio holds approximately 500 of the largest publicly traded companies in the US, as selected by Standard & Poor’s. This puts the Fund in the “Large Cap Blend” category.

The Fund seeks to track the S&P 500® Equal Weight Index (the “Equal Weight Index”). The Equal Weight Index uses the same 500 constituents as the S&P 500® Market Cap Index (the “Market Cap Index”). The primary difference is that the Equal Weight Index rebalances its holdings periodically so that, over time, they remain substantially equal.* In our view, this even distribution of holdings leads to better diversification of your portfolio and a broader exposure to the growth cycles of all 500 companies instead of overweighting the largest companies.

Discussion of Fund Performance:

During the six months ended September 30, 2021, the Fund returned +6.48% while the Equal Weight Index grew by +6.66%. The performance of the Fund relative to the Equal Weight Index showed tracking error due to cash drag, our cash management process, expenses and trading costs of the Fund. A historical chart of tracking error for the Fund is provided below.

HISTORICAL TRACKING ERROR FOR INDEX
	2016	2017	2018	2019	2020	2021 YTD
INDEX	14.41%	18.79%	-7.82%	28.98%	12.76%	18.47%
S&P 500® EQUAL WEIGHT INDEX	14.80%	18.90%	-7.64%	29.24%	12.83%	18.92%
TRACKING ERROR	-0.39%	-0.11%	-0.18%	-0.26%	-0.07%	-0.45%

During the twelve months ended September 30, 2021, the Fund returned +40.14% while the Market Cap Index grew by +30.00%. As noted above, the Fund seeks to track the Equal Weight Index, which is not the same as the Market Cap Index. The better performance of the Fund relative to the market capitalization version of the S&P 500® Index generally occurs when the largest 50 companies within the S&P 500 Index underperform the other 450 companies within the index. This is because the Market Cap Index overweight’s the top 50 companies within the index to approximately half of the index, whereas the Equal Weight Index methodology seeks to hold all 500 companies equally over time. This data is provided for informational purposes only, and you should not regard the Market Cap Index as a benchmark for the Fund.

Semi-Annual Report | September 30, 2021	1

Index Funds S&P 500® Equal Weight	Shareholder Letter
September 30, 2021 (Unaudited)

Looking forward, the Federal Reserve continues to print trillions of US dollars and inject them into the US market. This has caused a historic increase in the M1 money supply (see chart above). We believe this dilution of US fiat currency may also lead to a sharp increase in inflation. Historically, S&P 500® Index strategies have given investors the potential to keep up with inflation and grow their portfolios over time. We created the Fund to simplify investing for retail investors. With one simple purchase, you gain access to the potential growth of Americas’ 500 leading companies according to Standard & Poor’s.

Warm Regards,

Michael G. Willis

President, ONEFUND, LLC

The foregoing reflects the thoughts and opinions of ONEFUND, LLC exclusively and is subject to change without notice. Investors cannot invest directly in an index. Subject to investment risks, including possible loss of principal amount invested.

*	The S&P 500® Equal Weight Index is an equal weighted version of the S&P 500® Index. The index includes the same constituents as the capitalization weighted S&P 500®, but each company in the S&P 500® Equal Weight Index is allocated a fixed weight - or 0.2% of the index total each quarterly rebalance. It is a broad-based securities market index. Such indices are generally not actively managed and are not subject to fees and expenses typically associated with managed accounts or funds. You cannot invest directly in a broad-based securities index.

S&P 500® Market Cap Index: The headline market cap indices, the S&P 500®, S&P MidCap 400®, and S&P SmallCap 600®, are widely recognized as leading indicators of U.S. equity market performance. The S&P 500® is the world’s most-tracked index by AUM.

Past performance is not indicative of future results, ordinary brokerage commissions apply, brokerage commissions will reduce returns.

2	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Investment Results
September 30, 2021 (Unaudited)

Average Annual Total Returns(a) (for the periods ended September 30, 2021)

				Since Inception
	Six Months	One Year	Five Year	(4/30/15)
Index Funds S&P 500® Equal Weight	6.48%	40.14%	14.40%	12.06%
S&P 500® Equal Weight Index	6.66%	40.87%	14.61%	12.19%

Expense Ratios (b)
Gross	0.86%
With Applicable Waivers	0.25%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than actual performance data quoted. Fund performance current to the most recent month-end is available by calling (844) 464-6339 or by visiting www.INDEX.fund.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performances would have been lower. Total returns for less than one year are not annualized.

(b)	The expense ratios are from the Fund’s prospectus dated July 29, 2021. ONEFUND, LLC (the “Adviser”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to not more than 0.25% of the Fund’s average daily net assets for No Load Class shares. This agreement is in effect through July 31, 2022. This agreement may not be terminated or modified by the Adviser prior to this date except with the approval of the Fund’s Board of Trustees. Additional information pertaining to the Fund’s expense ratios as of September 30, 2021, can be found in the financial highlights.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month by calling (844) 464-6339.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

Semi-Annual Report | September 30, 2021	3

Index Funds S&P 500® Equal Weight	Portfolio Illustration
September 30, 2021 (Unaudited)

Sector Allocation (as a % of Net Assets)*

Index Funds S&P 500® Equal Weight

Holdings as of September 30, 2021(a)

(a)	As a percentage of net assets.

*	Holdings are subject to change and may not reflect the current or future position of the portfolio. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry subclassifications for reporting ease. Industries are shown as a percentage of net assets.

The S&P 500® Equal Weight Index (the “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and their Third Party Licensors, and has been licensed for use by ONEFUND, LLC (the “Adviser”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); Third Party Licensor Trademarks are trademarks of the Third Party Licensor and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the Adviser. It is not possible to invest directly in an index. The Index Funds S&P 500® Equal Weight (the “Fund”) is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”) or their Third Party Licensors. Neither S&P Dow Jones Indices nor its Third Party Licensors make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ and its Third Party Licensors’ only relationship to the Adviser with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices or its Third Party Licensors without regard to the Adviser or the Fund. S&P Dow Jones Indices and its Third Party Licensors have no obligation to take the needs of the Adviser or the owners of the Fund into consideration in determining, composing or calculating the Index. Neither S&P Dow Jones Indices nor its Third Party Licensors are responsible for and have not participated in the determination of the prices, and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices and its Third Party Licensors have no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P

4	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Portfolio Illustration
September 30, 2021 (Unaudited)

Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

NEITHER S&P DOW JONES INDICES NOR ITS THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES AND ITS THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES AND ITS THIRD PARTY LICENSORS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY ONEFUND, LLC, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES OR ITS THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANG JONES INDICES AND ONEFUND, LLC, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

Semi-Annual Report | September 30, 2021	5

Index Funds S&P 500® Equal Weight	Schedule of Investments
September 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.19%
Communications — 5.03%
Activision Blizzard, Inc.	2,286	$176,914
Alphabet, Inc., Class A(a)	33	88,226
Alphabet, Inc., Class C(a)	31	82,625
AT&T, Inc.	6,699	180,940
Booking Holdings, Inc.(a)	79	187,536
Charter Communications, Inc., Class A(a)	231	168,066
Comcast Corp., Class A	3,071	171,761
Discovery Communications, Inc., Series C(a)	4,571	110,938
Discovery, Inc., Series A(a)	2,566	65,125
DISH Network Corp., Class A(a)	4,259	185,097
Electronic Arts, Inc.	1,255	178,524
Expedia Group, Inc.	1,252	205,202
Facebook, Inc., Class A(a)	481	163,247
Fox Corp., Class A	3,541	142,030
Fox Corp., Class B	1,646	61,100
Interpublic Group of Cos., Inc.	5,036	184,670
Lumen Technologies, Inc.	15,212	188,476
Match Group, Inc.(a)	1,108	173,945
Netflix, Inc.(a)	304	185,543
News Corp., Class A	6,375	150,004
News Corp., Class B	1,984	46,088
Omnicom Group, Inc.	2,541	184,121
Take-Two Interactive Software, Inc.(a)	1,183	182,264
T-Mobile US, Inc. (a)	1,392	177,842
Twitter, Inc.(a)	2,958	178,634
VeriSign, Inc.(a)	823	168,723
Verizon Communications, Inc.	3,358	181,366
ViacomCBS, Inc., Class B	4,592	181,429
Walt Disney Co. (The)(a)	989	167,309
		4,517,745
Consumer Discretionary — 11.88%
Advance Auto Parts, Inc.	910	190,090
Amazon.com, Inc.(a)	52	170,822
Aptiv PLC	1,243	185,170
AutoZone, Inc.(a)	117	198,665
Bath & Body Works, Inc.	2,861	180,329
Best Buy Co., Inc.	1,635	172,836
BorgWarner, Inc.	4,248	183,556
Caesars Entertainment, Inc.(a)	1,748	196,265
CarMax, Inc.(a)	1,354	173,258
Carnival Corp.	8,004	200,179
Chipotle Mexican Grill, Inc.(a)	96	174,482
Copart, Inc.(a)	1,271	176,313
D.R. Horton, Inc.	2,032	170,627
Darden Restaurants, Inc.	1,225	185,551
Domino’s Pizza, Inc.	356	169,798
eBay, Inc.	2,510	174,872
Etsy, Inc.(a)	839	174,478
Ford Motor Co.	14,360	203,337
	Shares	Fair Value
Consumer Discretionary (Continued)
Fortune Brands Home & Security, Inc.	1,903	$170,166
Gap, Inc. (The)	7,632	173,246
General Motors Co.	3,679	193,920
Genuine Parts Co.	1,538	186,452
Hanesbrands, Inc.	9,727	166,915
Hasbro, Inc.	1,858	165,771
Hilton Worldwide Holdings, Inc.	1,429	188,785
Home Depot, Inc. (The)	549	180,215
Las Vegas Sands Corp.	4,352	159,283
Leggett & Platt, Inc.	3,901	174,921
Lennar Corp., Class A	1,826	171,060
Live Nation Entertainment, Inc.(a)	2,115	192,740
LKQ Corp.(a)	3,592	180,750
Lowe’s Cos., Inc.	891	180,748
Marriott International, Inc., Class A	1,342	198,737
Masco Corp.	3,058	169,872
McDonald’s Corp.	761	183,485
MGM Resorts International	4,306	185,804
Mohawk Industries, Inc.(a)	971	172,255
Newell Brands, Inc.	7,316	161,976
NIKE, Inc., Class B	1,113	161,641
Norwegian Cruise Lines Holdings Ltd.(a)	7,405	197,788
NVR, Inc.(a)	35	167,793
O’Reilly Automotive, Inc.(a)	307	187,595
Penn National Gaming, Inc.(a)	2,282	165,354
Pool Corp.	369	160,297
PulteGroup, Inc.	3,799	174,450
PVH Corp.	1,669	171,557
Ralph Lauren Corp.	1,617	179,552
Ross Stores, Inc.	1,614	175,684
Royal Caribbean Cruises Ltd.	2,233	198,625
Starbucks Corp.	1,526	168,333
Tapestry, Inc.	4,499	166,553
Tesla, Inc.(a)	247	191,544
TJX Cos., Inc. (The)	2,644	174,451
Tractor Supply Co.	889	180,120
Ulta Beauty, Inc.(a)	486	175,407
Under Armour, Inc., Class A(a)	4,205	84,857
Under Armour, Inc., Class C(a)	4,381	76,755
VF Corp.	2,566	171,896
Whirlpool Corp.	844	172,058
Wynn Resorts Ltd.	1,793	151,957
Yum! Brands, Inc.	1,402	171,479
		10,663,475
Consumer Staples — 6.93%
Altria Group, Inc.	3,599	163,826
Archer-Daniels - Midland Co.	3,040	182,430
Brown-Forman Corp., Class B	2,545	170,540
Campbell Soup Co.	4,220	176,438
Church & Dwight Co., Inc.	2,202	181,819
Clorox Co. (The)	1,073	177,700

See Notes to Financial Statements.

6	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Schedule of Investments
September 30, 2021 (Unaudited)

	Shares	Fair Value
Consumer Staples (Continued)
Coca-Cola Co. (The)	3,274	$171,787
Colgate-Palmolive Co.	2,364	178,671
Conagra Brands, Inc.	5,503	186,387
Constellation Brands, Inc., Class A	851	179,297
Costco Wholesale Corp.	391	175,696
Dollar General Corp.	835	177,137
Dollar Tree, Inc.(a)	2,019	193,259
Estee Lauder Cos., Inc. (The), Class A	542	162,562
General Mills, Inc.	3,116	186,399
Hershey Co. (The)	1,040	176,020
Hormel Foods Corp.	4,304	176,464
J.M. Smucker Co. (The)	1,504	180,525
Kellogg Co.	2,902	185,496
Kimberly-Clark Corp.	1,329	176,013
Kraft Heinz Co. (The)	5,012	184,542
Kroger Co. (The)	4,267	172,515
Lamb Weston Holdings, Inc.	3,010	184,724
McCormick & Co., Inc., Non-Voting Shares	2,128	172,432
Molson Coors Brewing Co., Class B	3,996	185,335
Mondelez International, Inc., Class A	3,023	175,878
Monster Beverage Corp.(a)	1,898	168,599
PepsiCo, Inc.	1,171	176,130
Philip Morris International, Inc.	1,758	166,641
Procter & Gamble Co. (The)	1,263	176,567
Sysco Corp.	2,378	186,673
Target Corp.	745	170,434
Tyson Foods, Inc., Class A	2,434	192,140
Walgreens Boots Alliance, Inc.	3,682	173,238
Wal-Mart Stores, Inc.	1,248	173,946
		6,218,260
Energy — 5.02%
APA Corp.	9,743	208,792
Baker Hughes Co.	7,632	188,739
Cabot Oil & Gas Corp.	9,939	216,273
Chevron Corp.	1,895	192,248
ConocoPhillips	3,267	221,405
Devon Energy Corp.	6,487	230,353
Diamondback Energy, Inc.	2,427	229,764
Enphase Energy, Inc.(a)	1,151	172,615
EOG Resources, Inc.	2,712	217,692
Exxon Mobil Corp.	3,373	198,400
Halliburton Co.	9,324	201,586
Hess Corp.	2,687	209,882
Kinder Morgan, Inc.	11,402	190,755
Marathon Oil Corp.	16,157	220,866
Marathon Petroleum Corp.	3,202	197,916
Occidental Petroleum Corp.	7,289	215,609
ONEOK, Inc.	3,469	201,167
Phillips 66	2,743	192,092
Pioneer Natural Resources Co.	1,205	200,645
Schlumberger Ltd.	6,799	201,522
	Shares	Fair Value
Energy (Continued)
Valero Energy Corp.	2,872	$202,677
Williams Cos., Inc. (The)	7,500	194,550
		4,505,548
Financials — 12.61%
Aflac, Inc.	3,331	173,645
Allstate Corp. (The)	1,384	176,197
American Express Co.	1,147	192,157
American International Group, Inc.	3,345	183,607
Ameriprise Financial, Inc.	683	180,394
Aon PLC, Class A	623	178,035
Arthur J Gallagher & Co.	1,264	187,894
Assurant, Inc.	1,084	171,001
Bank of America Corp.	4,522	191,959
Bank of New York Mellon Corp. (The)	3,508	181,854
Berkshire Hathaway, Inc., Class B(a)	656	179,049
BlackRock, Inc.	199	166,893
Brown & Brown, Inc.	3,152	174,778
Capital One Financial Corp.	1,171	189,667
Cboe Global Markets, Inc.	1,444	178,854
Charles Schwab Corp. (The)	2,549	185,670
Chubb Ltd.	1,010	175,215
Cincinnati Financial Corp.	1,551	177,155
Citigroup, Inc.	2,617	183,661
Citizens Financial Group, Inc.	4,249	199,618
CME Group, Inc.	962	186,031
Coinbase Global, Inc., Class A(a)	500	113,740
Comerica, Inc.	2,501	201,332
Discover Financial Services	1,511	185,626
Everest Re Group Ltd.	713	178,806
Fifth Third Bancorp	4,710	199,892
First Republic Bank	922	177,835
Franklin Resources, Inc.	5,814	172,792
Globe Life, Inc.	1,979	176,190
Goldman Sachs Group, Inc. (The)	451	170,492
Hartford Financial Services Group, Inc. (The)	2,641	185,530
Huntington Bancshares, Inc.	11,863	183,402
Intercontinental Exchange, Inc.	1,532	175,904
Invesco Ltd.	7,402	178,462
JPMorgan Chase & Co.	1,157	189,389
KeyCorp	9,164	198,126
Lincoln National Corp.	2,783	191,332
Loews Corp.	3,404	183,578
M&T Bank Corp.	1,341	200,265
Marsh & McLennan Cos., Inc.	1,135	171,873
MetLife, Inc.	2,996	184,943
Morgan Stanley	1,757	170,974
Nasdaq, Inc.	929	179,315
Northern Trust Corp.	1,618	174,437
People’s United Financial, Inc.	11,388	198,948
PNC Financial Services Group, Inc. (The)	950	185,858

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2021	7

Index Funds S&P 500® Equal Weight	Schedule of Investments
September 30, 2021 (Unaudited)

	Shares	Fair Value
Financials (Continued)
Principal Financial Group, Inc.	2,807	$180,771
Progressive Corp. (The)	1,955	176,712
Prudential Financial, Inc.	1,755	184,626
Raymond James Financial, Inc.	2,012	185,621
Regions Financial Corp.	9,338	198,993
State Street Corp.	2,080	176,218
SVB Financial Group(a)	308	199,239
Synchrony Financial	3,848	188,090
T. Rowe Price Group, Inc.	841	165,425
Travelers Cos., Inc. (The)	1,165	177,092
Truist Financial Corp.	3,299	193,486
U.S. Bancorp	3,284	195,201
W.R. Berkley Corp.	2,539	185,804
Wells Fargo & Co.	4,108	190,652
Willis Towers Watson PLC	770	178,994
Zions Bancorporation	3,173	196,377
		11,315,676
Health Care — 12.17%
Abbott Laboratories	1,414	167,036
AbbVie, Inc.	1,707	184,134
ABIOMED, Inc.(a)	504	164,062
Agilent Technologies, Inc.	1,027	161,783
Align Technology, Inc.(a)	253	168,354
AmerisourceBergen Corp.	1,483	177,144
Amgen, Inc.	852	181,178
Anthem, Inc.	509	189,755
Baxter International, Inc.	2,250	180,968
Becton, Dickinson and Co.	705	173,303
Biogen, Inc.(a)	607	171,775
Bio-Rad Laboratories, Inc., Class A(a)	222	165,601
Bio-Techne Corp.	352	170,569
Boston Scientific Corp.(a)	4,096	177,725
Bristol-Myers Squibb Co.	2,884	170,646
Cardinal Health, Inc.	3,447	170,489
Catalent, Inc.(a)	1,323	176,052
Centene Corp.(a)	3,049	189,983
Charles River Laboratories International, Inc.(a)	413	170,433
Cigna Corp.	890	178,142
Cooper Cos., Inc. (The)	403	166,564
CVS Health Corp.	2,173	184,401
Danaher Corp.	552	168,051
DaVita, Inc.(a)	1,480	172,065
Dentsply Sirona, Inc.	2,990	173,570
DexCom, Inc.(a)	331	181,011
Edwards LifeSciences Corp.(a)	1,506	170,494
Eli Lilly & Co.	760	175,598
Gilead Sciences, Inc.	2,565	179,165
HCA Healthcare, Inc.	709	172,088
Henry Schein, Inc.(a)	2,372	180,652
Hologic, Inc.(a)	2,276	167,992
Humana, Inc.	453	176,285
	Shares	Fair Value
Health Care (Continued)
IDEXX Laboratories, Inc.(a)	267	$166,047
Illumina, Inc.(a)	397	161,027
Incyte Corp.(a)	2,560	176,077
Intuitive Surgical, Inc.(a)	178	176,959
IQVIA Holdings, Inc.(a)	699	167,438
Johnson & Johnson	1,091	176,197
Laboratory Corp of America Holdings(a)	605	170,271
McKesson Corp.	898	179,043
Medtronic PLC	1,389	174,111
Merck & Co., Inc.	2,479	186,198
Mettler-Toledo International, Inc.(a)	114	157,019
Moderna, Inc.(a)	405	155,868
Organon & Co.	5,375	176,246
PerkinElmer, Inc.	973	168,611
Pfizer, Inc.	3,994	171,782
Quest Diagnostics, Inc.	1,175	170,739
Regeneron Pharmaceuticals, Inc.(a)	280	169,450
ResMed, Inc.	616	162,347
STERIS PLC	868	177,315
Stryker Corp.	665	175,374
Teleflex, Inc.	489	184,133
Thermo Fisher Scientific, Inc.	318	181,683
UnitedHealth Group, Inc.	451	176,224
Universal Health Services, Inc., Class B	1,235	170,887
Vertex Pharmaceuticals, Inc.(a)	966	175,223
Viatris, Inc.	13,195	178,792
Waters Corp.(a)	433	154,711
West Pharmaceutical Services, Inc.	397	168,542
Zimmer Biomet Holdings, Inc.	1,297	189,829
Zoetis, Inc.	880	170,843
		10,926,054
Industrials — 13.66%
3M Co.	987	173,140
A.O. Smith Corp.	2,597	158,599
Alaska Air Group, Inc.	3,246	190,216
Allegion PLC	1,260	166,547
American Airlines Group, Inc.	9,609	197,176
AMETEK, Inc.	1,396	173,118
Amphenol Corp., Class A	2,416	176,924
Boeing Co. (The)	866	190,468
Carrier Global Corp.	3,227	167,030
Caterpillar, Inc.	888	170,469
CH Robinson Worldwide, Inc.	2,060	179,220
Cintas Corp.	451	171,678
CSX Corp.	5,883	174,960
Cummins, Inc.	780	175,157
Deere & Co.	502	168,205
Delta Air Lines, Inc.	4,626	197,114
Dover Corp.	1,049	163,120
Eaton Corp. PLC	1,135	169,467

See Notes to Financial Statements.

8	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Schedule of Investments
September 30, 2021 (Unaudited)

	Shares	Fair Value
Industrials (Continued)
Emerson Electric Co.	1,819	$171,350
Expeditors International of Washington, Inc.	1,448	172,500
Fastenal Co.	3,398	175,371
FedEx Corp.	707	155,038
Fortive Corp.	2,418	170,638
Generac Holdings, Inc.(a)	403	164,694
General Dynamics Corp.	903	177,015
General Electric, Co.	1,785	183,908
Honeywell International, Inc.	819	173,856
Howmet Aerospace Inc.	5,832	181,958
Huntington Ingalls Industries, Inc.	919	177,422
IDEX Corp.	839	173,631
Illinois Tool Works, Inc.	832	171,916
Ingersoll Rand, Inc.(a)	3,327	167,714
Jacobs Engineering Group, Inc.	1,366	181,036
JB Hunt Transport Services, Inc.	1,048	175,247
Johnson Controls International PLC	2,426	165,162
Kansas City Southern	650	175,916
Keysight Technologies, Inc.(a)	1,011	166,097
L3 Harris Technologies, Inc.	786	173,109
Lockheed Martin Corp.	526	181,523
Norfolk Southern Corp.	737	176,327
Northrop Grumman Corp.	514	185,117
Old Dominion Freight Line, Inc.	625	178,738
Otis Worldwide Corp.	2,011	165,465
PACCAR, Inc.	2,178	171,888
Parker-Hannifin Corp.	641	179,237
Pentair PLC	2,379	172,787
Quanta Services, Inc.	1,572	178,925
Raytheon Technologies Corp.	2,194	188,596
Republic Services, Inc.	1,466	176,008
Robert Half International, Inc.	1,774	177,985
Rockwell Automation, Inc.	580	170,543
Rollins, Inc.	4,675	165,168
Roper Technologies, Inc.	384	171,314
Snap-on, Inc.	833	174,056
Southwest Airlines Co.	3,801	195,485
Stanley Black & Decker, Inc.	977	171,278
TE Connectivity Ltd.	1,252	171,799
Teledyne Technologies, Inc.(a)	421	180,853
Textron, Inc.	2,581	180,180
Trane Technologies PLC	958	165,399
Transdigm Group, Inc.	304	189,869
Trimble, Inc.(a)	1,940	159,565
Union Pacific Corp.	876	171,705
United Airlines Holdings, Inc.(a)	4,107	195,370
United Parcel Service, Inc., Class B	942	171,538
United Rentals, Inc.(a)	534	187,397
W.W. Grainger, Inc.	439	172,553
Wabtec Corp.	2,037	175,609
Waste Management, Inc.	1,179	176,095
Xylem, Inc.	1,355	167,586
		12,262,144
	Shares	Fair Value
Materials — 5.44%
Air Products & Chemicals, Inc.	679	$173,899
Albemarle Corp.	755	165,322
Amcor PLC	14,804	171,578
Avery Dennison Corp.	812	168,255
Ball Corp.	1,920	172,742
Celanese Corp.	1,188	178,960
CF Industries Holdings, Inc.	3,990	222,722
Corteva, Inc.	4,194	176,484
Dow, Inc.	3,014	173,486
DuPont de Nemours, Inc.	2,583	175,618
Eastman Chemical Co.	1,663	167,531
Ecolab, Inc.	806	168,148
FMC Corp.	1,856	169,935
Freeport-McMoRan, Inc.	5,132	166,944
International Flavors & Fragrances, Inc.	1,234	165,010
International Paper Co.	3,121	174,526
Linde PLC	587	172,214
LyondellBasell Industries N.V., Class A	1,961	184,040
Martin Marietta Materials, Inc.	493	168,448
Mosaic Co. (The)	5,730	204,676
Newmont Goldcorp Corp.	3,195	173,488
Nucor Corp.	1,622	159,751
Packaging Corp. of America	1,199	164,791
PPG Industries, Inc.	1,190	170,182
Sealed Air Corp.	3,135	171,767
Sherwin-Williams Co. (The)	606	169,516
Vulcan Materials Co.	1,025	173,389
WestRock Co.	3,511	174,953
		4,878,375
Real Estate — 5.71%
Alexandria Real Estate Equities, Inc.	912	174,256
American Tower Corp., Class A	620	164,554
AvalonBay Communities, Inc.	815	180,637
Boston Properties, Inc.	1,684	182,461
CBRE Group, Inc., Class A(a)	1,879	182,939
Crown Castle International Corp.	967	167,600
Digital Realty Trust, Inc.	1,172	169,295
Duke Realty Corp.	3,588	171,758
Equinix, Inc.	216	170,668
Equity Residential	2,237	181,018
Essex Property Trust, Inc.	566	180,973
Extra Space Storage, Inc.	973	163,454
Federal Realty Investment Trust	1,546	182,413
Healthpeak Properties, Inc.	5,151	172,455
Host Hotels & Resorts, Inc.	11,388	185,966
Iron Mountain, Inc.	3,873	168,282
Kimco Realty Corp.	8,622	178,907
Mid-America Apartment Communities, Inc.	961	179,467
Prologis, Inc.	1,363	170,961

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2021	9

Index Funds S&P 500® Equal Weight	Schedule of Investments
September 30, 2021 (Unaudited)

	Shares	Fair Value
Real Estate (Continued)
Public Storage	563	$167,267
Realty Income Corp.	2,681	173,890
Regency Centers Corp.	2,749	185,090
SBA Communications Corp., Class A	516	170,574
Simon Property Group, Inc.	1,424	185,078
UDR, Inc.	3,452	182,887
Ventas, Inc.	3,241	178,936
Vornado Realty Trust	4,522	189,970
Welltower, Inc.	2,101	173,122
Weyerhaeuser Co.	5,246	186,599
		5,121,477
Technology — 15.39%
Accenture PLC, Class A	533	170,517
Adobe Systems, Inc.(a)	276	158,899
Advanced Micro Devices, Inc.(a)	1,731	178,120
Akamai Technologies, Inc.(a)	1,627	170,168
Analog Devices, Inc.	1,071	179,371
ANSYS, Inc.(a)	487	165,799
Apple, Inc.	1,222	172,913
Applied Materials, Inc.	1,331	171,340
Arista Networks, Inc.(a)	519	178,349
Autodesk, Inc.(a)	640	182,509
Automatic Data Processing, Inc.	907	181,327
Broadcom, Inc.	366	177,484
Broadridge Financial Solutions, Inc.	1,071	178,471
Cadence Design Systems, Inc.(a)	1,091	165,221
CDW Corp.	920	167,458
Ceridian HCM Holding, Inc.(a)	1,658	186,724
Cerner Corp.	2,446	172,492
Cisco Systems, Inc.	3,145	171,182
Citrix Systems, Inc.	1,693	181,777
Cognizant Technology Solutions Corp., Class A	2,388	177,213
Corning, Inc.	4,689	171,102
DXC Technology Co.	5,298	178,066
Equifax, Inc.	667	169,031
F5 Networks, Inc.(a)	897	178,306
Fidelity National Information Services, Inc.	1,471	178,991
Fiserv, Inc.(a)	1,645	178,483
FleetCor Technologies, Inc.(a)	698	182,367
Fortinet, Inc.(a)	586	171,135
Garmin Ltd.	1,055	164,010
Gartner, Inc.(a)	581	176,554
Global Payments, Inc.	1,094	172,393
Hewlett Packard Enterprise Co.	12,725	181,332
HP, Inc.	6,503	177,922
IHS Markit Ltd.	1,507	175,746
Intel Corp.	3,382	180,193
International Business Machines Corp.	1,329	184,639
Intuit, Inc.	321	173,183
IPG Photonics Corp.(a)	1,056	167,270
	Shares	Fair Value
Technology (Continued)
Jack Henry & Associates, Inc.	1,077	$176,693
Juniper Networks, Inc.	6,543	180,063
KLA Corp.	519	173,611
Lam Research Corp.	304	173,022
Leidos Holdings, Inc.	1,873	180,051
MarketAxess Holdings, Inc.	415	174,586
MasterCard, Inc., Class A	524	182,184
Microchip Technology, Inc.	1,156	177,434
Micron Technology, Inc.	2,477	175,817
Microsoft Corp.	616	173,663
Monolithic Power Systems, Inc.	369	178,847
Moody’s Corp.	476	169,032
Motorola Solutions, Inc.	750	174,240
MSCI, Inc.	280	170,335
NetApp, Inc.	1,972	177,007
Nielsen Holdings PLC	9,155	175,684
NortonLifeLock, Inc.	6,680	169,004
NVIDIA Corp.	810	167,800
NXP Semiconductors NV	858	168,056
Oracle Corp.	2,030	176,874
Paychex, Inc.	1,651	185,656
Paycom Software, Inc.(a)	383	189,872
PayPal Holdings, Inc.(a)	640	166,534
PTC, Inc.(a)	1,450	173,696
Qorvo, Inc.(a)	1,016	169,865
QUALCOMM, Inc.	1,276	164,578
S&P Global, Inc.	404	171,656
salesforce.com, Inc.(a)	708	192,023
Seagate Technology PLC	2,170	179,068
ServiceNow, Inc.(a)	281	174,858
Skyworks Solutions, Inc.	1,027	169,229
Synopsys, Inc.(a)	548	164,077
Teradyne, Inc.	1,505	164,301
Texas Instruments, Inc.	955	183,562
Tyler Technologies, Inc.(a)	386	177,039
Verisk Analytics, Inc.	886	177,439
Visa, Inc., Class A	810	180,428
Western Digital Corp.	3,141	177,278
Western Union Co. (The)	8,634	174,579
Xilinx, Inc.	1,174	177,262
Zebra Technologies Corp., Class A(a)	314	161,842
		13,816,902
Utilities — 5.35%
AES Corp.	7,660	174,878
Alliant Energy Corp.	3,047	170,571
Ameren Corp.	2,093	169,533
American Electric Power Co., Inc.	2,050	166,419
American Water Works Co., Inc.	985	166,504
Atmos Energy Corp.	1,955	172,431
CenterPoint Energy, Inc.	6,945	170,847
CMS Energy Corp.	2,863	171,007
Consolidated Edison, Inc.	2,438	176,974

See Notes to Financial Statements.

10	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Schedule of Investments
September 30, 2021 (Unaudited)

	Shares	Fair Value
Utilities (Continued)
Dominion Energy, Inc.	2,356	$172,035
DTE Energy Co.	1,533	171,251
Duke Energy Corp.	1,764	172,149
Edison International	3,132	173,732
Entergy Corp.	1,628	161,677
Evergy, Inc.	2,730	169,806
Eversource Energy	2,061	168,507
Exelon Corp.	3,648	176,344
FirstEnergy Corp.	4,831	172,080
NextEra Energy, Inc.	2,144	168,347
Nisource, Inc.	7,399	179,278
NRG Energy, Inc.	4,189	171,037
Pinnacle West Capital Corp.	2,443	176,775
PPL Corp.	6,150	171,462
Public Service Enterprise Group, Inc.	2,930	178,437
Sempra Energy	1,374	173,811
Southern Co. (The)	2,750	170,418
WEC Energy Group, Inc.	1,919	169,256
Xcel Energy, Inc.	2,687	167,938
		4,803,504

Total Common Stocks
(Cost $63,367,154)		89,029,160
	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 0.62%
SPDR S&P 500 ETF Trust	1,290	$553,591
Total Exchange-Traded Funds
(Cost $564,332)		553,591

Total Investments — 99.81%
(Cost $63,931,486)		89,582,751

Other Assets in Excess of Liabilities — 0.19%		172,665

NET ASSETS — 100.00%		$89,755,416

(a)	Non-income producing security.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2021	11

Index Funds S&P 500® Equal Weight	Statement of Assets and Liabilities
September 30, 2021 (Unaudited)

ASSETS:
Investments in securities at fair value (cost $63,931,486)	$89,582,751
Cash and cash equivalents	59,022
Receivable for fund shares sold	189,197
Receivable for investments sold	86,889
Dividends receivable	91,992
Tax reclaims receivable	800
Receivable from Adviser	11,869
Prepaid expenses	28,595
Total Assets	90,051,115
LIABILITIES:
Payable for fund shares redeemed	5,730
Payable for investments purchased	243,072
Payable to Administrator	13,345
Payable to trustees	422
Other accrued expenses	33,130
Total Liabilities	295,699
NET ASSETS	$89,755,416
NET ASSETS CONSIST OF:
Paid-in capital	$65,184,696
Accumulated earnings	24,570,720
NET ASSETS	$89,755,416
Shares of beneficial interest outstanding, without par value	1,979,612
Net asset value, offering and redemption price per share(a)	$45.34

(a)	The Fund charges a 0.25% redemption fee on shares redeemed within 30 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 30 calendar days.

See Notes to Financial Statements.

12	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Statement of Operations
For the six months ended September 30, 2021 (Unaudited)

INVESTMENT INCOME:
Dividend income (net of foreign taxes withheld of $422)	$692,603
Total investment income	692,203

EXPENSES:
Investment Adviser fees (Note 3)	105,572
Fund accounting and administration fees	55,151
Registration expenses	24,258
Legal fees	16,671
Chief compliance officer fees	15,041
Printing and postage expenses	14,099
Insurance expense	9,434
Audit and tax preparation fees	9,175
Transfer agent fees	9,163
Custodian fees	5,356
Pricing fees	4,905
Trustee fees and expenses	422
Miscellaneous expenses	26,051
Total expenses	295,298
Fees waived/reimbursed by Investment Adviser (Note 3)	(189,684)
Net operating expenses	105,614
NET INVESTMENT INCOME:	586,589

NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	893,831
Net change in unrealized appreciation (depreciation) on investments	3,133,693
NET REALIZED AND CHANGE IN UNREALIZED GAIN ON INVESTMENTS	4,027,524
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,614,113

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2021	13

Index Funds S&P 500® Equal Weight	Statements of Changes in Net Assets

	For the
	Six Months	For the
	Ended	Year
	September 30,	Ended
	2021	March 31,
	(Unaudited)	2021
INCREASE (DECREASE) IN NET ASSETS DUE TO:
OPERATIONS:
Net investment income	$586,589	$819,655
Net realized gain (loss) on investments	893,831	(766,625)
Net change in unrealized appreciation on investments	3,133,693	26,328,818
Net increase in net assets resulting from operations	4,614,113	26,381,848

DISTRIBUTIONS TO SHAREHOLDERS
From earnings	—	(812,594)
Total distributions	—	(812,594)

CAPITAL TRANSACTIONS
Proceeds from shares sold	23,392,616	28,999,075
Reinvestment of distributions	—	812,567
Amount paid for shares redeemed	(8,454,866)	(24,511,331)
Proceeds from redemption fees(a)	1,754	10,545
Net increase in net assets resulting from capital transactions	14,939,504	5,310,856
Total Increase in Net Assets	19,553,617	30,880,110

NET ASSETS
Beginning of period	70,201,799	39,321,689
End of period	$89,755,416	$70,201,799

SHARE TRANSACTIONS
Shares sold	517,286	820,444
Shares issued in reinvestment of distributions	—	21,785
Shares redeemed	(186,236)	(745,262)
Net increase in shares outstanding	331,050	96,967

(a)	The Fund charges a 0.25% redemption fee on shares redeemed within 30 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 30 calendar days.

See Notes to Financial Statements.

14	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Financial Highlights
(For a share outstanding during each period)

	For the
	Six Months
	Ended
	September 30,		For the Year	For the Year	For the Year	For the Year	For the Year
	2021		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		March 31, 2021	March 31, 2020	March 31, 2019	March 31, 2018	March 31, 2017
SELECTED PER SHARE DATA
Net asset value, beginning of period	$42.58		$25.34	$31.19	$30.04	$27.27	$24.01

Investment operations:
Net investment income(a)	0.32		0.56	0.60	0.57	0.49	0.43
Net realized and unrealized gain (loss) on investments	2.44		17.25	(5.90)	1.42	2.65	3.66
Total from investment operations	2.76		17.81	(5.30)	1.99	3.14	4.09

Less distributions to shareholders from:
Net investment income	—		(0.58)	(0.55)	(0.49)	(0.35)	(0.30)
Net realized gains	—		—	—	(0.35)	(0.02)	(0.54)
Total distributions	—		(0.58)	(0.55)	(0.84)	(0.37)	(0.84)

Paid in capital from redemption fees	—	(b)	0.01	— (b)	— (b)	— (b)	0.01
Net asset value, end of period	$45.34		$42.58	$25.34	$31.19	$30.04	$27.27

Total Return(c)	6.48	% (d)	70.67%	(17.44)%	7.02%	11.50%	17.19%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$89,755		$70,202	$39,322	$39,258	$32,746	$13,038
Ratio of expenses to average net assets after expense waiver	0.25	% (e)	0.25%	0.25%	0.25%	0.25%	0.27%
Ratio of expenses to average net assets before expense waiver	0.70	% (e)	0.86%	1.12%	1.34%	1.98%	6.83%
Ratio of net investment income to average net assets after expense waiver	1.39	% (e)	1.61%	1.87%	1.85%	1.68%	1.66%
PORTFOLIO TURNOVER RATE	27	% (d)	96%	76%	83%	64%	32%

(a)	Calculated using the average shares method.

(b)	Rounds to less than $0.005 per share.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2021	15

Index Funds S&P 500® Equal Weight	Notes to Financial Statements
September 30, 2021 (Unaudited)

1.	ORGANIZATION

The Index Funds S&P 500® Equal Weight (the “Fund”) is a separate series of Index Funds, an open-end management investment company that was organized as a trust under the laws of the State of Delaware on November 9, 2005 (the “Trust”). The Fund currently offers one class of shares: No Load Shares. The Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund seeks to achieve its investment objective by investing in a portfolio of assets whose performance, before fees and expenses, is expected to match approximately the performance of the S&P 500® Equal Weight Index (the “Index”). The Fund expects that its portfolio will consist primarily of securities of issuers included in the Index. The Index is designed to measure the performance of approximately 500 U.S. issuers chosen for market size, liquidity and industry grouping, among other factors.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in The United States of America (“GAAP”). The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Transactions — Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Investment Income — Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income, which includes amortization of premium and accretion of discount, is recorded on the accrual basis.

Investment Valuation — The Fund’s portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Money market funds, representing short-term investments, are valued at their daily net asset value. Securities that are traded on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price or if no sale is reported, the mean between the bid and the ask. Securities which are traded over-the-counter are valued at the last sale price or, if no sale, at the mean between the bid and the ask. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser in accordance with procedures approved by the Board of Trustees (the “Board”). The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE. As of September 30, 2021, there were no securities that were internally fair valued.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 —	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 —	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

16	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Notes to Financial Statements
September 30, 2021 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the six months ended September 30, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of September 30, 2021:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$89,029,160	$—	$—	$89,029,160
Exchange-Traded Funds	553,591	—	—	553,591
TOTAL	$89,582,751	$—	$—	$89,582,751

*	See Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Cash and Cash Equivalents

Idle cash may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insure limit of $250,000. Amounts swept overnight are available on the next business day.

Expenses

The Fund bears expenses incurred specifically for the Fund and general Trust expenses.

Distributions to Shareholders — Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Fees on Redemptions

The Fund charges a redemption fee of 0.25% on redemptions of Fund’s shares occurring within 30 days following the issuance of such shares. The redemption fee is not a fee to finance sales or sales promotion expenses but is paid to the Fund to defray the costs of liquidating an investor and discouraging short-term trading of the Fund’s shares. No redemption fee will be imposed on the redemption of shares representing dividends or capital gains distributions, or on amounts representing capital appreciation of shares.

Federal Income Taxes — As of and during the six months ended September 30, 2021, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. Therefore, no provision is made by the Fund for federal income or excise taxes. The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending March 31, 2022. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Interest or penalties, if any, will be recorded in the Statement of Operations when incurred.

COVID-19 Risks — The COVID-19 pandemic has caused financial markets to experience periods of increased volatility due to uncertainty that exists around its long-term effects. COVID-19 has resulted in varying levels of travel restrictions, quarantines, disruptions to supply chains and customer activity, leading to general concern and economic uncertainty. The full impact and duration of the pandemic cannot necessarily be foreseen. Management continues to monitor developments and navigate accordingly, further evaluating the anticipated impact to financial markets.

Semi-Annual Report | September 30, 2021	17

Index Funds S&P 500® Equal Weight	Notes to Financial Statements
September 30, 2021 (Unaudited)

3.	ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS

Investment Advisory Agreement

ONEFUND, LLC (the “Adviser”) currently provides investment advisory services for individuals, trusts, estates and institutions. The Adviser commenced operations in 2004 and is registered as an investment adviser with the Securities and Exchange Commission. The Adviser is entitled to an investment advisory fee, computed daily and payable monthly, of 0.25% of the average daily net assets of the Fund. An officer of the Trust is also an officer of the Adviser.

The Adviser has agreed to waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses after fee waiver/expense reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 0.25% of the Fund’s average daily net assets for No Load Shares. The Adviser intends to reimburse fund expenses no less frequently than on a quarterly basis, but there have been and there may continue to be instances where the Adviser reimburses fund expenses on a less frequent basis. This agreement is in effect through July 31, 2022, and may not be terminated or modified by the Adviser prior to this date except with the approval of the Fund’s Board. Amounts previously waived or reimbursed by the Adviser under this agreement are not subject to subsequent recapture by the Adviser.

Fund Accounting and Administration Fees and Expenses

Ultimus Fund Solutions, LLC (“Ultimus” or the “Administrator”) provides administrative, fund accounting and other services to the Fund under a Master Services Agreement with the Trust (the “Master Services Agreement”). Under the Master Services Agreement, Ultimus is paid fees for its services and is reimbursed for certain out-of-pocket expenses. Administrator fees paid by the Fund for the six months ended September 30, 2021 are disclosed in the Statement of Operations.

Transfer Agent and Shareholder Services Agreement

Ultimus serves as transfer, dividend paying and shareholder servicing agent for the Fund (the “Transfer Agent”) under the Master Services Agreement. Transfer Agent fees paid by the Fund for the six months ended September 30, 2021 are disclosed in the Statement of Operations.

Compliance Services

Ultimus provides Chief Compliance Officer services to the Fund. Additionally, Ultimus provides services in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act. Ultimus is compensated under the Master Services Agreement. Compliance services fees paid by the Fund for the six months ended September 30, 2021 are disclosed in the Statement of Operations.

Distributor

The Fund has entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the “Distributor”) to provide distribution services to the Fund. The Distributor serves as underwriter/distributor of shares of the Fund. Distribution services fees are paid by the Adviser pursuant to the terms set forth in the Distribution Agreement.

4.	PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term securities, are shown below for the six months ended September 30, 2021.

	Cost of Investments	Proceeds from
	Purchased	Investments Sold
Index Funds S&P 500® Equal Weight	$37,967,991	$22,539,051

5.	TAX BASIS INFORMATION

Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

18	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Notes to Financial Statements
September 30, 2021 (Unaudited)

The tax character of distributions paid during the fiscal year ended March 31, 2021, were as follows:

		Long-Term
	Ordinary Income	Capital Gains
Index Funds S&P 500® Equal Weight	$812,594	$—

As of September 30, 2021, net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

	Gross Appreciation	Gross Depreciation		Cost of Investments
	(excess of value over	(excess of tax cost	Net Unrealized	for Income Tax
	tax cost)	over value)	Appreciation	Purposes
Index Funds S&P 500® Equal Weight	$23,480,639	$(445,705)	$23,034,934	$66,547,817

The difference between book basis and tax basis is primarily attributable to wash sales.

At March 31, 2021, components of distributable earnings/(accumulated loss) on a tax basis were as follows:

Index Funds S&P 500®
Equal Weight
Accumulated ordinary income	$207,947
Accumulated capital losses	(152,581)
Net unrealized appreciation on investments	19,901,241
Total	$19,956,607

Capital Losses

As of March 31, 2021, the Fund had capital loss carryforwards which may reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus may reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax pursuant to the Code. The capital loss carryforwards may be carried forward indefinitely.

Capital losses carried forward were as follows:

	Short-Term	Long-Term
Index Funds S&P 500® Equal Weight	$—	$152,581

6.	BENEFICIAL OWNERSHIP

As of September 30, 2021, the following entities owned beneficially 25% or greater of the Fund’s outstanding shares. The shares are held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the origination broker rather than designated separately).

Index Funds S&P 500® Equal Weight	Percentage
Charles Schwab & Co.	64%
TD Ameritrade, Inc.	30%

7.	COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects the risk of loss to be remote.

Semi-Annual Report | September 30, 2021	19

Index Funds S&P 500® Equal Weight	Notes to Financial Statements
September 30, 2021 (Unaudited)

8.	SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

20	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Liquidity Risk Management Program
September 30, 2021 (Unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Board of Trustees (the “Board”) of the Fund appointed the Adviser as the liquidity program administrator of the Fund’s Liquidity Risk Management Policies and Procedures (“LRM Procedures”). The LRM Procedures require that the Board review an annual written report that addresses the operation of the LRM Procedures and assesses its adequacy and effectiveness of implementation, including the operation of any applicable highly liquid investment minimum, and any material changes to the LRM Procedures. The annual report, covering the period from June 1, 2020 through May 31, 2021 (the “Report”), was presented to the Board for consideration at its meeting held on September 10, 2021. During the review period, (i) there were no changes to the Program; (ii) the Fund invested primarily in highly liquid investments and, therefore, was not required to establish, and did not establish, a highly liquid investment minimum; (iii) the Fund did not invest more than 15% of its net assets in illiquid investments; (iv) the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements; and (v) the Fund did not experience unusual stress or disruption to its operations related to purchase and redemption activity. The Report concluded that the LRM Procedures are operating effectively to assess and manage the Fund’s liquidity risk and that the LRM Procedures have been and continue to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.

Semi-Annual Report | September 30, 2021	21

Index Funds S&P 500® Equal Weight	Summary of Fund Expenses
September 30, 2021 (Unaudited)

As a shareholder of the Index Funds S&P 500® Equal Weight (the “Fund”), you may incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on April 1, 2021 and held until September 30, 2021.

Actual Expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees or exchange fees. Therefore, the second line of each table below is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
Index Funds S&P 500® Equal Weight	April 1, 2021	September 30, 2021	Period(a)	Ratio
Actual	$1,000.00	$ 1,064.80	$ 1.29	0.25%
Hypothetical (b)	$1,000.00	$ 1,023.82	$ 1.27	0.25%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

22	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Additional Information
September 30, 2021 (Unaudited)

1.	PROXY VOTING POLICIES AND VOTING RECORD

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Adviser’s Proxy Voting and Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, (1) without charge, upon request, by calling (1-844-464-6339) and (2) on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. These filings are available on the SEC’s website at http://www.sec.gov or on the Fund’s website at www.INDEX.fund.

Semi-Annual Report | September 30, 2021	23

Index Funds S&P 500® Equal Weight	Privacy Policy
September 30, 2021 (Unaudited)

FACTS	WHAT DOES INDEX FUNDS S&P 500® EQUAL WEIGHT (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●   Social Security number and name and address

●   Account balances and transaction history

●   Wire transfer instructions

When you are no longer our investor, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?

24	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Privacy Policy
September 30, 2021 (Unaudited)

Who We Are
Who is providing this notice?	Index Funds S&P 500® Equal Weight (the “Fund”)
What We Do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that seek to comply with federal law. These measures include computer safeguards and secured files and buildings.
How does the Fund collect my personal information?	We collect your personal information, for example, when you ● Open an account ● Provide account information or give us your contact information ● Make a wire transfer or deposit money
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●   sharing for affiliates’ everyday business purposes — information about your creditworthiness

●   affiliates from using your information to market to you

●   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

●   Nonaffiliates can include third parties who perform services on our behalf, such as accounting, legal or data processing services.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Fund doesn’t jointly market

Semi-Annual Report | September 30, 2021	25

Must be accompanied or preceded by a Prospectus. Index
Funds is distributed by Ultimus Fund Distributors, LLC. Index
Funds and Ultimus Fund Distributors, LLC are not affiliated.

Index Funds-SAR-21

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) Included as part of the report to Stockholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Index Funds.

By (Signature and Title)	/s/ Michael G. Willis
Michael G. Willis, President and Principal Executive Officer

Date	12/02/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael G. Willis
Michael G. Willis, President and Principal Executive Officer

Date	12/02/2021

By (Signature and Title)	/s/ Michael G. Willis
Michael G. Willis, Treasurer and Principal Financial Officer

Date	12/02/2021